Pension arrangements (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Aug. 31, 2023
Pension arrangements
Charge to statement of profit or loss in relation to Football League Pension and Life Assurance Scheme	£ 509,000		£ 870,000
Football League Pension and Life Assurance Scheme
Pension arrangements
Total deficit on actuarial valuation				£ 20,600,000
Contribution to current accrual of benefits	0
Monthly contribution in relation to Football League Pension and Life Assurance Scheme	57,000
Charge to statement of profit or loss in relation to Football League Pension and Life Assurance Scheme	509,000	£ 0	£ 870,000
Present value of outstanding contributions to pension arrangements	706,000	782,000
Football League Pension and Life Assurance Scheme | Within 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements	£ 649,000	£ 586,000